October 29, 2010

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re:  Dreyfus Municipal Funds, Inc.

-Dreyfus AMT-Free Municipal Bond Fund

-Dreyfus High Yield Municipal Bond Fund

-Dreyfus BASIC Municipal Money Market Fund

-Dreyfus BASIC New Jersey Municipal Money Market Fund

Post-Effective Amendment No. 35 to Registration Statement on Form N1-A

1933 Act File No. 33-42162

1940 Act File No. 811-6377

To Whom It May Concern:

            On behalf of the above-referenced fund transmitted for filing is Post-Effective Amendment No. 35 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 35”).  Amendment No. 35 is being filed to amend Post-Effective Amendment No. 34 to the Fund’s Registration Statement on Form N-1A filed on December 24, 2009, pursuant to Rule 485 (b) under the Securities Act of 1933, as amended (the “Act”), to incorporate the staff’s comments to the summary section of the Fund’s prospectus.

            Please address any comments or questions to my attention at (212) 922-6817.

Sincerely,

/s/ Yaroslava Kouskovskaya

Yaroslava Kouskovskaya